Subsidiary Guarantor Information - Supplemental Statement of Cash Flows (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Operating activities:
Net income (loss)		$ 8,151,664		$ 99,998,470	$ (294,775,877)
Income taxes and duties	$ 13,000,786	219,999,281		320,180,839	307,348,122
Depreciation and amortization of wells, pipelines, properties, plant and equipment	8,128,784	137,555,276		139,771,815	133,431,365
Amortization of intangible assets	35,435	599,627		516,342	403,295
Impairment of wells, pipelines, properties, plant and equipment	1,701,780	28,797,518		83,538,021	1,210,595
Capitalized unsuccessful wells	1,745,026	29,529,330		7,110,169	9,730,391
Unsuccessful wells from intangible assets		4,436,985		13,911,491	12,565,711
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	443,835	7,510,572		23,723,321	47,299,622
Depreciation of rights of use	347,881	5,886,840		5,963,778	6,407,871
(Gains) on bargain purchase of business acquisition				1,271,188
Reclassification of translation effect				10,383,296
Unrealized foreign exchange loss in discount rate of reserve for well abandonment		4,638,600		4,647,200	4,454,106
Loss (profit) sharing in joint ventures and associates		(409,315)		(349,401)	3,088,107
Unrealized foreign exchange (income) loss	(13,105,535)	(221,771,870)		(128,545,369)	44,485,347
Reversal of impairment of rights of use	0	0		0	(87,025)
(Gains) on bargain purchase of business acquisition	0	0		0	6,703,324
Cancellation of leases	(7,605)	(128,698)		(807,396)	(432,906)
Interest expense	8,992,517	152,171,381		159,683,880	164,571,647
Interest income	(1,076,136)	(18,210,377)		(27,227,965)	(28,906,784)
Duties and taxes		(132,571,971)		(366,673,252)	(259,447,693)
Accounts receivable, inventories, accounts payable, DFIs and provisions		25,704,219		(21,424,854)	(36,700,560)
Employee benefits		60,056,484		54,275,187	67,886,654
Net cash flows from operating activities	18,434,321	311,945,546		356,637,792	189,235,312
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(291,950,998)		(340,470,929)	(235,406,034)
Other assets and other receivables		24,979,341		(32,463,947)	(26,829,524)
Net cash flows (used in) investing activities	(15,776,602)	(266,971,657)		(372,934,876)	(262,235,558)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	9,846,066	166,615,123		188,306,717	316,354,129
Increase in equity due to Certificates of Contribution “A” and proceeds from FONADIN grants		166,615,123		211,306,717
Collection and interest collected from the Mexican Government		53,902,357		7,455,715	22,915,255
Lease payments (principal and interest)		(7,775,980)		(10,636,823)	(11,268,431)
Loans obtained from financial institutions	52,086,104	881,401,059		1,064,179,416	1,636,216,843
Debt payments, principal only	(913,282)	(978,854,627)	$ (1,775,899)	(1,107,159,280)	(1,707,581,580)
Interest paid	(8,512,607)	(144,050,336)		(153,956,690)	(157,256,625)
Net cash flows (used in) from financing activities	(1,699,705)	(28,762,404)		11,189,055	99,379,591
Net increase (decrease) in cash and cash equivalents	958,014	16,211,485		(5,108,029)	26,379,345
Effects of foreign exchange on cash balances	(701,965)	(11,878,620)		(6,983,907)	10,137,321
Cash and cash equivalents at the beginning of the year	3,806,554	64,414,511		76,506,447	39,989,781
Cash and cash equivalents at the end of the year (Note 9)	$ 4,062,603	68,747,376	$ 3,806,554	64,414,511	76,506,447
Eliminations
Operating activities:
Net income (loss)		(103,529,824)		(213,987,481)	256,787,165
Loss (profit) sharing in joint ventures and associates		103,529,823		213,987,480	(257,030,877)
Inter-company charges and deductions		329,094,615		(435,897,117)	983,373,752
Net cash flows from operating activities		329,094,614		(435,897,118)	983,130,040
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets				13,389,062
Other assets and other receivables				(13,389,063)
(Increase) decrease due to Inter-company investing		(315,852,725)		(119,070,331)	68,955,875
Net cash flows (used in) investing activities		(315,852,725)		(119,070,332)	68,955,875
Financing activities:
Inter-company increase (decrease) financing		(13,241,889)		554,967,450	(1,052,085,915)
Net cash flows (used in) from financing activities		(13,241,889)		554,967,450	(1,052,085,915)
Net increase (decrease) in cash and cash equivalents		0
Cash and cash equivalents at the end of the year (Note 9)		0
Petróleos Mexicanos
Operating activities:
Net income (loss)		8,106,715		100,412,050	(294,532,169)
Income taxes and duties		(2,510,630)		(2,412,355)	(3,017,215)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		565,065		554,672	926,413
Amortization of intangible assets		491,831		433,850	302,074
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		48		770,522	165,820
Depreciation of rights of use		602,527		402,661	518,108
Loss (profit) sharing in joint ventures and associates		(68,641,910)		(149,613,112)	257,030,877
Unrealized foreign exchange (income) loss		(198,352,926)		(116,319,473)	37,103,050
Cancellation of leases		(98,421)		17,489
Interest expense		132,960,329		133,280,499	152,735,265
Interest income		(11,196,984)		(15,912,365)	(15,021,009)
Duties and taxes		673,056		(6,301,293)	(9,832,139)
Accounts receivable, inventories, accounts payable, DFIs and provisions		17,573,923		15,493,005	36,095,181
Employee benefits		15,355,953		18,330,319	23,767,561
Inter-company charges and deductions		(371,155,018)		511,277,041	(945,742,643)
Net cash flows from operating activities		(475,626,442)		490,413,510	(759,500,826)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(875,254)		(1,015,214)	(305,025)
Other assets and other receivables		2,493,369		2,041,688	435,423
(Increase) decrease due to Inter-company investing		315,439,003		118,585,446	(68,097,420)
Net cash flows (used in) investing activities		317,057,118		119,611,920	(67,967,022)
Financing activities:
Increase in equity due to Certificates of Contribution “A”					316,354,129
Increase in equity due to Certificates of Contribution “A” and proceeds from FONADIN grants		166,615,123		211,306,717
Collection and interest collected from the Mexican Government		53,902,357		7,455,715	22,915,255
Lease payments (principal and interest)		(477,081)		(689,290)	(388,290)
Loans obtained from financial institutions		298,622,440		428,181,800	682,975,560
Debt payments, principal only		(406,226,899)		(470,070,458)	(749,672,127)
Interest paid		(135,584,431)		(136,869,989)	(151,547,133)
Inter-company increase (decrease) financing		188,240,825		(669,221,278)	732,126,639
Net cash flows (used in) from financing activities		165,092,334		(629,906,783)	852,764,033
Net increase (decrease) in cash and cash equivalents		6,523,010		(19,881,353)	25,296,185
Cash and cash equivalents at the beginning of the year		14,809,052		34,690,405	9,394,220
Cash and cash equivalents at the end of the year (Note 9)		21,332,062		14,809,052	34,690,405
Subsidiary guarantors
Operating activities:
Net income (loss)		46,234,098		109,090,601	(244,266,218)
Income taxes and duties		220,521,837		321,846,222	308,071,088
Depreciation and amortization of wells, pipelines, properties, plant and equipment		132,294,655		134,768,990	130,462,150
Amortization of intangible assets		20,458		22,598	27,629
Impairment of wells, pipelines, properties, plant and equipment		28,534,696		83,932,376	751,469
Capitalized unsuccessful wells		29,529,330		7,110,169	9,730,391
Unsuccessful wells from intangible assets		4,436,985		13,911,491	12,565,711
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		6,757,696		20,594,151	47,033,371
Depreciation of rights of use		3,845,999		4,775,839	4,890,459
Unrealized foreign exchange loss in discount rate of reserve for well abandonment		4,638,600		4,647,200	4,454,106
Loss (profit) sharing in joint ventures and associates		(72,937)		1,982,659	97,909
Unrealized foreign exchange (income) loss		(15,838,600)		(7,874,293)	4,878,103
Reversal of impairment of rights of use					(87,025)
Cancellation of leases		(19,643)		(824,885)	(432,906)
Interest expense		11,929,647		20,710,183	9,319,042
Interest income		(5,147,757)		(10,859,934)	(13,696,982)
Duties and taxes		(132,902,147)		(360,898,996)	(247,468,399)
Accounts receivable, inventories, accounts payable, DFIs and provisions		26,704,365		(52,750,442)	(42,928,835)
Employee benefits		44,440,075		35,818,190	45,120,142
Inter-company charges and deductions		32,322,800		(191,050,153)	(154,191,287)
Net cash flows from operating activities		438,230,157		134,951,966	(125,670,082)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(222,997,316)		(221,783,321)	(157,505,188)
Other assets and other receivables		1,387,079		(1,388,372)	4,246,730
Net cash flows (used in) investing activities		(221,610,237)		(223,171,693)	(153,258,458)
Financing activities:
Lease payments (principal and interest)		(5,851,936)		(8,597,594)	(9,806,074)
Loans obtained from financial institutions		35,205,868		34,447,738	4,088,422
Debt payments, principal only		(43,573,854)		(41,828,143)	(8,885,244)
Interest paid		(9,352,797)		(17,387,706)	(5,430,171)
Inter-company increase (decrease) financing		(196,218,537)		126,720,696	300,149,402
Net cash flows (used in) from financing activities		(219,791,256)		93,354,991	280,116,335
Net increase (decrease) in cash and cash equivalents		(3,171,335)		5,135,264	1,187,795
Cash and cash equivalents at the beginning of the year		11,293,133		6,157,869	4,970,074
Cash and cash equivalents at the end of the year (Note 9)		8,121,798		11,293,133	6,157,869
Non-guarantor subsidiaries
Operating activities:
Net income (loss)		57,340,675		104,483,300	(12,764,655)
Income taxes and duties		1,988,074		746,972	2,294,249
Depreciation and amortization of wells, pipelines, properties, plant and equipment		4,695,556		4,448,153	2,042,802
Amortization of intangible assets		87,338		59,894	73,592
Impairment of wells, pipelines, properties, plant and equipment		262,822		(394,355)	459,126
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		752,828		2,358,648	100,431
Depreciation of rights of use		1,438,314		785,278	999,304
(Gains) on bargain purchase of business acquisition				1,271,188
Reclassification of translation effect				10,383,296
Loss (profit) sharing in joint ventures and associates		(35,224,291)		(66,706,428)	2,990,198
Unrealized foreign exchange (income) loss		(7,580,344)		(4,351,603)	2,504,194
(Gains) on bargain purchase of business acquisition					6,703,324
Cancellation of leases		(10,634)
Interest expense		7,281,405		5,693,198	2,517,340
Interest income		(1,865,636)		(455,666)	(188,793)
Duties and taxes		(342,880)		527,037	(2,147,155)
Accounts receivable, inventories, accounts payable, DFIs and provisions		(18,574,069)		15,832,583	(29,866,906)
Employee benefits		260,456		126,678	(1,001,049)
Inter-company charges and deductions		9,737,603		115,670,229	116,560,178
Net cash flows from operating activities		20,247,217		167,169,434	91,276,180
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(68,078,428)		(131,061,456)	(77,595,821)
Other assets and other receivables		21,098,893		(19,728,200)	(31,511,677)
(Increase) decrease due to Inter-company investing		413,722		484,885	(858,455)
Net cash flows (used in) investing activities		(46,565,813)		(150,304,771)	(109,965,953)
Financing activities:
Lease payments (principal and interest)		(1,446,963)		(1,349,939)	(1,074,067)
Loans obtained from financial institutions		547,572,751		601,549,878	949,152,861
Debt payments, principal only		(529,053,874)		(595,260,679)	(949,024,209)
Interest paid		886,892		301,005	(279,321)
Inter-company increase (decrease) financing		21,219,601		(12,466,868)	19,809,874
Net cash flows (used in) from financing activities		39,178,407		(7,226,603)	18,585,138
Net increase (decrease) in cash and cash equivalents		12,859,810		9,638,060	(104,635)
Effects of foreign exchange on cash balances		(11,878,620)		(6,983,907)	10,137,321
Cash and cash equivalents at the beginning of the year		38,312,326		35,658,173	25,625,487
Cash and cash equivalents at the end of the year (Note 9)		$ 39,293,516		$ 38,312,326	$ 35,658,173